Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Assets
Derivative assets		$ 2.4
Investments pending settlement	$ 10.0	4.8
Total other assets	10.0	7.2
Total assets measured at fair value	2,840.2	2,758.9
Liabilities
Investments pending settlement	(19.1)	(6.6)
Derivative liabilities	(2.0)	(1.7)
Total other liabilities	(21.1)	(8.3)
Total liabilities measured at fair value	(21.1)	(8.3)
U.S. Treasuries
Assets
Fair value	501.1	484.2
Agencies
Assets
Fair value	3.8	6.9
Non-U.S. government
Assets
Fair value	43.7	47.2
Corporate bonds
Assets
Fair value	1,637.9	1,652.2
Residential mortgage-backed
Assets
Fair value	274.0	249.9
Commercial mortgage-backed
Assets
Fair value	4.5	1.0
Other asset-backed securities
Assets
Fair value	198.3	199.0
Fixed maturity securities
Assets
Fair value	2,663.3	2,640.4
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	501.1	484.2
Fixed maturity securities | Agencies
Assets
Fair value	3.8	6.9
Fixed maturity securities | Non-U.S. government
Assets
Fair value	43.7	47.2
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,637.9	1,652.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	274.0	249.9
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	4.5	1.0
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	198.3	199.0
Short-term investments
Assets
Fair value	166.9	111.3
Short-term investments | U.S. Treasuries
Assets
Fair value	165.2	109.9
Short-term investments | Corporate bonds
Assets
Fair value	1.7	1.0
Short-term investments | Other asset-backed securities
Assets
Fair value		0.4
Level 1
Assets
Derivative assets		0.0
Investments pending settlement	10.0	4.8
Total other assets	10.0	4.8
Total assets measured at fair value	676.3	598.9
Liabilities
Investments pending settlement	(19.1)	(6.6)
Derivative liabilities	0.0	0.0
Total other liabilities	(19.1)	(6.6)
Total liabilities measured at fair value	(19.1)	(6.6)
Level 1 | Fixed maturity securities
Assets
Fair value	501.1	484.2
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	501.1	484.2
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	165.2	109.9
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	165.2	109.9
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.0
Level 2
Assets
Derivative assets		2.4
Investments pending settlement	0.0	0.0
Total other assets	0.0	2.4
Total assets measured at fair value	2,163.9	2,160.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities	(2.0)	(1.7)
Total other liabilities	(2.0)	(1.7)
Total liabilities measured at fair value	(2.0)	(1.7)
Level 2 | Fixed maturity securities
Assets
Fair value	2,162.2	2,156.2
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	3.8	6.9
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	43.7	47.2
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,637.9	1,652.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	274.0	249.9
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	4.5	1.0
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	198.3	199.0
Level 2 | Short-term investments
Assets
Fair value	1.7	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	1.7	1.0
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.4
Level 3
Assets
Derivative assets		0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities	0.0	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	$ 0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value		$ 0.0